Property and equipment	12 Months Ended
Dec. 31, 2022
Property and equipment
Property and equipment

7.Property and equipment

Details of the Company’s property and equipment as of December 31, 2022 and December 31, 2021 are listed as follows:

	Balance				Balance
	December 31,			Foreign	December 31,
	2021	Additions	Impairment	exchange	2022
Cost
Furniture and fixtures	$321,833	12,086	—	(15,040)	$318,879
Computer, software, and transcription equipment	1,812,771	1,180,809	(15,246)	(93,264)	2,885,070
Buildings – leasehold improvements	43,051	9,594	—	(2,090)	50,555
	2,177,655	1,202,489	(15,246)	(110,394)	3,254,504
Accumulated depreciation
Furniture and fixtures	240,611	12,022	—	(15,362)	237,271
Computer, software, and transcription equipment	1,473,012	152,157	—	(90,711)	1,534,458
Buildings – leasehold improvements	3,058	48,284	—	(700)	50,642
	1,716,681	212,463	—	(106,773)	1,822,371
Net book value	$460,974				$1,432,133

	Balance				Balance
	December 31,	Acquisitions	Additions/	Foreign	December 31,
	2020	(Note 4)	Disposals	exchange	2021
Cost
Furniture and fixtures	$268,018	31,842	746	21,227	$321,833
Computer, software, and transcription equipment	1,499,729	218,696	78,458	15,888	1,812,771
Buildings – leasehold improvements	4,920	38,114	—	17	43,051
	1,772,667	288,652	79,204	37,132	2,177,655
Accumulated depreciation
Furniture and fixtures	219,306	—	13,844	7,461	240,611
Computer, software, and transcription equipment	1,335,406	—	111,884	25,722	1,473,012
Buildings – leasehold improvements	2,120	—	938	—	3,058
	1,556,832	—	126,666	33,183	1,716,681
Net book value	$215,835				$460,974